GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Gross amount: Beginning balance	135,424,953	132,611,729
Exchange differences	(259,072)	2,813,224
Gross amount: Ending balance	135,165,881	135,424,953
Accumulated impairment loss: Beginning balance	(45,158,324)	(45,060,706)
Exchange differences	11,551	(97,618)
Accumulated impairment loss: Ending balance	(45,146,773)	(45,158,324)
Goodwill, net	90,019,108	90,266,629
Internet Games [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	70,506,823	68,408,299
Exchange differences	(191,276)	2,098,524
Gross amount: Ending balance	70,315,547	70,506,823
Accumulated impairment loss: Beginning balance	(3,279,803)	(3,182,185)
Exchange differences	8,898	(97,618)
Accumulated impairment loss: Ending balance	(3,270,905)	(3,279,803)
Goodwill, net	67,044,642	67,227,020
Internet Games [Member] | Goodwill [Member]
Goodwill [Line Items]
Discounted cash flow rate	27.00%	27.00%	26.00%
Terminal value growth rate	3.00%	3.00%	3.00%
Mobile Games [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	20,882,730	20,274,048
Exchange differences	(55,479)	608,682
Gross amount: Ending balance	20,827,251	20,882,730
Accumulated impairment loss: Beginning balance
Exchange differences
Accumulated impairment loss: Ending balance
Goodwill, net	20,827,251	20,882,730
Mobile Games [Member] | Goodwill [Member]
Goodwill [Line Items]
Discounted cash flow rate	26.00%	25.00%	24.00%
Terminal value growth rate	3.00%	3.00%	1.00%
WVAS [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	44,035,400	43,929,382
Exchange differences	(12,317)	106,018
Gross amount: Ending balance	44,023,083	44,035,400
Accumulated impairment loss: Beginning balance	(41,878,521)	(41,878,521)
Exchange differences	2,653
Accumulated impairment loss: Ending balance	(41,875,868)	(41,878,521)
Goodwill, net	2,147,215	2,156,879
WVAS [Member] | Goodwill [Member]
Goodwill [Line Items]
Discounted cash flow rate	26.00%	26.00%	25.00%
Terminal value growth rate	1.00%	1.00%	1.00%